Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2015
Registrant Name	AMERICAN FUNDS TAX EXEMPT SERIES I
Central Index Key	0000792953
Amendment Flag	false
Document Creation Date	Sep. 30, 2015
Document Effective Date	Oct. 01, 2015
Prospectus Date	Oct. 01, 2015
The Tax-Exempt Fund of Maryland® | Class A
Prospectus:
Trading Symbol	TMMDX
The Tax-Exempt Fund of Maryland® | Class B
Prospectus:
Trading Symbol	TEMBX
The Tax-Exempt Fund of Maryland® | Class C
Prospectus:
Trading Symbol	TEMCX
The Tax-Exempt Fund of Maryland® | Class F-1
Prospectus:
Trading Symbol	TMDFX
The Tax-Exempt Fund of Maryland® | Class F-2
Prospectus:
Trading Symbol	TMMFX
The Tax-Exempt Fund of Virginia® | Class A
Prospectus:
Trading Symbol	TFVAX
The Tax-Exempt Fund of Virginia® | Class B
Prospectus:
Trading Symbol	TEVBX
The Tax-Exempt Fund of Virginia® | Class C
Prospectus:
Trading Symbol	TEVCX
The Tax-Exempt Fund of Virginia® | Class F-1
Prospectus:
Trading Symbol	TEVFX
The Tax-Exempt Fund of Virginia® | Class F-2
Prospectus:
Trading Symbol	TEFFX